TAXES ON INCOME - Reconciliation of the theoretical tax expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
TAXES ON INCOME
Income (loss) before taxes, as reported in the consolidated statements of operations	$ (11,315)	$ 16,587	$ 9,640
Israeli statutory corporate tax rate	23.00%	23.00%	24.00%
Theoretical tax expense (benefit) on the above amount at the Israeli statutory corporate tax rate	$ (2,602)	$ 3,815	$ 2,314
Income tax at rate other than the Israeli statutory corporate tax rate	78	458	33
Non-deductible expenses, including share-based compensation expenses	693	384	629
Losses for which valuation allowance was provided (utilized)	(12,076)	(2,874)	2,692
Changes in exchange rates of subsidiaries	(1,455)	1,388	(1,717)
Impact of rate change	0	0	943
Unrecognized Tax Benefits	0	(386)	0
Impact of TCJA	0	271	396
Other	70	38	320
Income Tax Expense (Benefit)	$ (15,292)	$ 3,094	$ 5,610